Variable interest entities - Assets and Liabilities of VIEs (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Trading assets	$ 10,058	$ 9,908
Other assets	1,261	971
Other liabilities	195	221
Nonredeemable noncontrolling interests	50	7
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Trading assets	510	203
Other assets	16	6
Total assets	526	209
Other liabilities	1	1
Total liabilities	1	1
Nonredeemable noncontrolling interests	50	7
Voting Model Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
VME classification of carrying amount, assets	91	86
VME classification of carrying amount, liabilities	1	1
Noncontrolling interest in VME	$ 12	$ 7